BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Financial Information for Assets and Liabilities of Businesses Held for Sale

ASSETS AND LIABILITIES OF BUSINESSES HELD FOR SALE	December 31, 2022	December 31, 2021
Current receivables, inventories and contract assets	$495	$—
Non-current captive insurance investment securities	554	—
Property, plant and equipment and intangible assets - net	232	—
All other assets	94	—
Assets of businesses held for sale	$1,374	$—

Progress collections and deferred income	$1,127	$—
Insurance liabilities and annuity benefits	358	—
Accounts payable, equipment project payables and all other liabilities	458	—
Liabilities of businesses held for sale	$1,944	$—

Financial Information for Discontinued Operations

RESULTS OF DISCONTINUED OPERATIONS For the year ended December 31, 2022	GE HealthCare	GECAS	Bank BPH & Other	Total
Total revenues	$18,457	$—	$—	$18,457
Cost of equipment and services sold	(11,265)	—	—	(11,265)
Other income, costs and expenses	(4,842)	—	(808)	(5,651)

Earnings (loss) of discontinued operations before income taxes	2,350	—	(808)	1,541
Benefit (provision) for income taxes	(521)	—	(32)	(553)
Earnings (loss) of discontinued operations, net of taxes(a)	1,829	—	(841)	988

Gain (loss) on disposal before income taxes	6	(18)	75	64
Benefit (provision) for income taxes	11	139	—	150
Gain (loss) on disposal, net of taxes	17	121	75	213

Earnings (loss) from discontinued operations, net of taxes	$1,846	$121	$(765)	$1,202

For the year ended December 31, 2021	GE HealthCare	GECAS	Bank BPH & Other	Total
Total revenues	$17,717	$—	$—	$17,717
Cost of equipment and services sold	(10,520)	(398)	—	(10,918)
Other income, costs and expenses	(4,965)	1,992	(599)	(3,572)

Earnings (loss) of discontinued operations before income taxes	2,233	1,594	(599)	3,227
Benefit (provision) for income taxes	(521)	(258)	(77)	(856)
Earnings (loss) of discontinued operations, net of taxes(a)	1,711	1,336	(676)	2,371

Gain (loss) on disposal before income taxes	12	(3,312)	65	(3,234)
Benefit (provision) for income taxes	2	(570)	(38)	(606)
Gain (loss) on disposal, net of taxes	14	(3,882)	27	(3,841)

Earnings (loss) from discontinued operations, net of taxes	$1,726	$(2,546)	$(648)	$(1,469)

For the year ended December 31, 2020	GE HealthCare	GECAS	Bank BPH & Other	Total
Total revenues	$18,001	$—	$—	$18,001
Cost of equipment and services sold	(10,729)	(2,555)	—	(13,284)
Other income, costs and expenses	(5,182)	1,781	(195)	(3,596)

Earnings (loss) of discontinued operations before income taxes	2,090	(773)	(195)	1,122
Benefit (provision) for income taxes	(443)	(13)	101	(355)
Earnings (loss) of discontinued operations, net of taxes(a)	1,647	(786)	(93)	767

Gain (loss) on disposal before income taxes	12,373	—	(31)	12,342
Benefit (provision) for income taxes	(1,237)	—	(1)	(1,238)
Gain (loss) on disposal, net of taxes	11,135	—	(32)	11,103

Earnings (loss) from discontinued operations, net of taxes	$12,782	$(786)	$(125)	$11,870
(a) Earnings (loss) of discontinued operations from GECAS operations included zero, $359 million and $2,545 million of depreciation and amortization for the years ended December 31, 2022, 2021 and 2020, respectively. GECAS depreciation and amortization ceased on March 10, 2021.

ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS	December 31, 2022	December 31, 2021
Cash, cash equivalents and restricted cash	$2,627	$1,332
Current receivables	3,361	3,304
Inventories, including deferred inventory costs	2,512	2,308
Goodwill	12,799	12,879
Other intangible assets - net	1,520	1,847
Contract and other deferred assets	854	637
Financing receivables held for sale (Polish mortgage portfolio)	1,200	1,816
Property, plant, and equipment - net	2,379	2,413
All other assets	2,109	2,230
Deferred income taxes	2,528	2,640
Assets of discontinued operations(a)	$31,890	$31,406

Accounts payable and equipment project payables	$3,487	$2,953
Progress collections and deferred income	2,499	2,450
Long-term borrowings	8,273	44
Non-current compensation and benefits	5,658	7,542
All other liabilities	4,556	4,452
Liabilities of discontinued operations(a)	$24,474	$17,442
(a) Included $28,998 million and $28,229 million of assets and $23,337 million and $16,555 million of liabilities for GE HealthCare as of December 31, 2022 and 2021, respectively.